PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Solution Moderately
Aggressive Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 100.0%
Affiliated Investment Companies : 100.0%
865,557  Voya Intermediate
Bond Fund - Class R6
$ 7,668,836
8.6
262,669  Voya International
Index Portfolio - Class I
3,567,050
4.0
742,839  Voya Large Cap Value
Portfolio - Class R6
4,286,180
4.8
51,999  Voya Large-Cap
Growth Fund - Class
R6
3,597,834
4.0
190,595  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
2,344,317
2.6
534,412  Voya Multi-Manager
International Equity
Fund - Class I
6,712,211
7.6
510,115  Voya Multi-Manager
Mid Cap Value Fund
- Class I
5,034,836
5.7
42,418  Voya Russell
TM
Large
Cap Growth Index
- Class I
3,624,653
4.1
374,445  Voya Short Duration
Bond Fund - Class R6
3,516,036
4.0
34,536  Voya Small Cap
Growth Fund - Class
R6
1,616,607
1.8
153,924  Voya Small Company
Fund - Class R6
2,428,920
2.7
1,221,942  Voya U.S. Stock Index
Portfolio - Class I
25,440,827
28.6
293,351  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
2,739,896
3.1
127,019  VY
®
Invesco Comstock
Portfolio - Class I
2,597,530
2.9
323,290  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
8,683,567
9.8
441,360  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
5,035,919
5.7
Total Mutual Funds
(Cost $83,902,781)
88,895,219
100.0
Total Investments in
Securities
(Cost $83,902,781) $ 88,895,219 100.0
Liabilities in Excess
of Other Assets (27,869) 0.0
Net Assets $ 88,867,350 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Solution Moderately
Aggressive Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Mutual Funds $ 88,895,219 $ — $ — $ 88,895,219
Total Investments, at fair value $ 88,895,219 $ — $ — $ 88,895,219
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 42,671,033 $ 7,483,867 $ (44,263,948) $ 1,777,884 $ 7,668,836 $ 1,199,358 $ (543,936) $ —
Voya International Index Portfolio
- Class I
18,683,172 1,763,085 (17,751,664) 872,457 3,567,050 437,430 2,380,012 —
Voya Large Cap Value Portfolio -
Class R6
22,337,343 4,858,395 (19,554,809) (3,354,749) 4,286,180 8,890 1,636,616 3,461,023
Voya Large-Cap Growth Fund -
Class R6
— 19,491,366 (16,433,508) 539,976 3,597,834 — 1,540,209 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
9,105,114 2,507,196 (9,620,171) 352,178 2,344,317 — 1,995,252 —
Voya Multi-Manager International
Equity Fund - Class I
25,568,928 10,415,641 (30,286,916) 1,014,558 6,712,211 — 4,569,015 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
22,176,770 9,657,575 (28,156,241) 1,356,732 5,034,836 — (485,473) —
Voya Russell
TM
Large Cap Growth
Index - Class I
24,342,454 7,635,474 (21,388,363) (6,964,912) 3,624,653 41,703 7,670,849 2,332,065
Voya Short Duration Bond Fund -
Class R6
19,118,422 2,547,627 (18,074,457) (75,556) 3,516,036 606,083 275,036 —
Voya Small Cap Growth Fund -
Class R6
8,643,430 593,918 (6,425,347) (1,195,394) 1,616,607 — 1,705,075 —
Voya Small Company Fund - Class
R6
12,205,353 1,750,468 (11,008,913) (517,988) 2,428,920 — 1,347,901 —
Voya U.S. Stock Index Portfolio -
Class I
141,212,478 22,568,165 (117,341,688) (20,998,128) 25,440,827 67,589 21,822,013 13,854,464
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
18,854,035 2,145,244 (20,122,759) 1,863,376 2,739,896 521,278 (1,608,662) —
VY
®
Invesco Comstock Portfolio -
Class I
13,458,847 2,228,379 (13,123,786) 34,090 2,597,530 42,366 (266,707) 1,594,177
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
46,772,794 7,982,360 (45,787,307) (284,280) 8,683,567 236,896 (2,117,659) 6,252,534
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
22,264,872 12,014,957 (26,913,843) (2,330,067) 5,035,919 — 2,215,847 3,204,740
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
14,342,003 16,371 (10,185,709) (4,172,665) — — 4,082,466 —
$ 461,757,048 $ 115,660,088 $ (456,439,429) $ (32,082,488) $ 88,895,219 $ 3,161,593 $ 46,217,854 $ 30,699,003
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
Voya Solution Moderately
Aggressive Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 4,992,438
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 4,992,438